Note 3 - Unrealized Losses Equity Securites (Details) - USD ($)	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014
Less than 12 months Fair Value	$ 0	$ 4,674
Less than 12 months Unrealized loss	0	(1,171)
12 Months or greater Fair Value	329	0
12 Months or greater Unrealized loss	(5,516)	0
Total Fair Value	329	4,674
Total Unrealized loss	$ (5,516)	$ (1,171)